The Millicom Group - A.3. Investments in associates (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 19, 2017	Dec. 18, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [line items]
Investments in associates			$ 25	$ 169	[1],[2]
Total non-current assets (excluding goodwill)			10,210	8,785	[1],[2]
TOTAL ASSETS			12,856	10,313	[1],[2]	$ 9,464
Total non-current liabilities			7,770	4,845	[1],[2]
TOTAL LIABILITIES			10,176	7,521	[1],[2]	6,183
Operating profit (loss)			575	640	[3]	632	[3]
Net (loss) for the year			$ 154	(26)	[3],[4]	69	[3],[4]
Results for the year				(68)		(6)
Associates [member]
Disclosure of associates [line items]
Total current assets				473
Total non-current assets (excluding goodwill)				717
TOTAL ASSETS				1,190
Current liabilities				343
Total non-current liabilities				627
TOTAL LIABILITIES				969
Net assets				221
Revenue				511		449
Total operating expenses				(459)		(321)
Operating profit (loss)				(214)		(148)
Net (loss) for the year				(327)		(220)
Helios Tower Africa Ltd (HTA) And African Internet Holding GmbH (AIH) [Member]
Disclosure of associates [line items]
Investments in associates				142
Share of profit (loss) from other joint ventures and associates, net				$ (66)		$ (34)
Helios Towers Africa Ltd (HTA)
Disclosure of associates [line items]
Proportion of ownership interest in associate			0.00%	22.83%
Investments in associates			$ 0	$ 105
Africa Internet Holding GmbH (AIH)
Disclosure of associates [line items]
Proportion of ownership interest in associate			0.00%	10.15%
Investments in associates			$ 0	$ 38
West Indian Ocean Cable Company Limited (WIOCC)
Disclosure of associates [line items]
Proportion of ownership interest in associate			9.10%	9.10%
Investments in associates			$ 14	$ 14
MKC Brilliant Holding GmbH (LIH)
Disclosure of associates [line items]
Proportion of ownership interest in associate			35.00%	35.00%		35.00%
Milvik AB
Disclosure of associates [line items]
Proportion of ownership interest in associate	12.00%	20.40%	11.40%	12.30%
Investments in associates			$ 11	$ 13
Aggregated other associates
Disclosure of associates [line items]
Investments in associates				27
Share of profit (loss) from other joint ventures and associates, net				(2)		$ (45)
Ghana
Disclosure of associates [line items]
Total current assets			42	71		60
Total non-current assets (excluding goodwill)			168	277		184
Current liabilities			187	134		106
Total non-current liabilities			245	277		214
Net assets			(223)	(63)		(76)
Revenue			142	187		58
Operating profit (loss)			(72)	(100)		(1)
Net (loss) for the year			(123)	(135)		(12)
Results for the year			$ (40)	(68)		(6)
Ghana | Associates [member]
Disclosure of associates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method				$ (136)		$ (85)

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).
[3]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[4]	Re-presented for discontinued operations (shown in note A.4.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.